Financial instruments - Financial liabilities at amortized cost (Details) - Financial liabilities at amortised cost - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Carrying Value	£ 17,786	£ 22,414
Fair Value	17,786	22,414
Trade and other payables
Financial liabilities
Carrying Value	15,585	19,794
Fair Value	15,585	19,794
Lease liabilities
Financial liabilities
Carrying Value	2,201	2,620
Fair Value	£ 2,201	£ 2,620